Note 18 - Property, Plant and Equipment - Schedule of Depreciation Expense (Details) $ in Thousands	9 Months Ended
Dec. 31, 2023 USD ($)
Statement Line Items [Line Items]
Mine, development, infrastructure and other	$ 2,158
Mining assets [member]
Statement Line Items [Line Items]
Mine, development, infrastructure and other	856
Plant and equipment [member]
Statement Line Items [Line Items]
Mine, development, infrastructure and other	$ 1,302